Summary of Significant Accounting Policies (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Landfill equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Landfill equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years